Income Taxes (Details) - Schedule of Prepaid and Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid and Deferred Tax Assets and Liabilities [Abstract]
Prepaid income taxes (accrued tax liability)	$ 122,000	$ (175,000)
Deferred tax liability	(599,000)	(2,070,000)
Income tax expense	$ 1,677,000	$ 218,000